Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001861132
Registrant Name	BMO Commercial Mortgage Securities LLC
Form Type	SF-1
Submission Type	SF-1
Fee Exhibit Type	EX-FILING FEES